Revenue - Schedule of the Groups' Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 489,682	$ 91,434	$ 83,029
Product revenue (point in time revenue recognition) | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	273,472	48,699	24,836
License revenue (point in time revenue recognition) | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	75,813	7,775	0
Performance revenue (point in time revenue recognition) | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	42,391	4,402	424
Development and other service revenue (over time revenue recognition) | Goods or services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 98,006	$ 30,558	$ 57,769